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                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                     DATED MAY 1, 2003, AMENDED MAY 5, 2003

SUBADVISORY ARRANGEMENTS

Effective December 31, 2003, the portfolio manager disclosure will be amended and restated for the Global Equity Select Trust as follows:

LAZARD ASSET MANAGEMENT LLC, ("LAZARD") - Global Equity Select Trust

      THE PORTFOLIO MANAGERS ARE:

      - John R. Reinsberg (since July, 2001). Mr. Reinsberg is a Managing Director of Lazard Freres. He joined Lazard in 1991. Before joining Lazard he was an executive vice president with General Electric Investment Corporation. Mr. Reinsberg has 21 years of investment experience, a BA from the University of Pennsylvania and an MBA from Columbia University.

      - Gabrielle Boyle (since May, 2003). Ms. Bennett is a Managing Director of Lazard Freres and a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. He joined Lazard in 1993. Before joining Lazard, she was employed by Royal Insurance Asset Management. Ms. Boyle earned a BA (Honors) in Economics and History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin.

      - Michael Powers (since July, 2001). Mr. Powers is a Director of Lazard Freres and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Before joining Lazard he was vice president of Chemco Technologies. He received an MBA from Long Island University and a BA from Brown University.

      - Andrew Lacey (since July, 2001). Mr. Lacey is a Managing Director of Lazard Freres and a portfolio manager focusing on U.S. equity products, who is also a member of the Global Equity Select, Global ex-Australia and Global Trend Funds teams. Prior to becoming a full-time member of Lazard's equity team in 1996, Mr. Lacey worked part-time at Lazard from 1995-1996 while attaining his MBA from Columbia University. Mr. Lacey also has a BA from Wesleyan University.

SUBADVISORY ARRANGEMENTS

Effective December 31, 2003, the portfolio manager disclosure will be amended and restated for the International Equity Select Trust as follows:

LAZARD ASSET MANAGEMENT LLC ("LAZARD") - International Equity Select Trust

      THE PORTFOLIO MANAGERS ARE:

      - John R. Reinsberg (since July, 2001). Mr. Reinsberg is a Managing Director of Lazard Freres. He joined Lazard in 1991. Before joining Lazard he was an executive vice president with General Electric Investment Corporation. Mr. Reinsberg has 21 years of investment experience, a BA from the University of Pennsylvania and an MBA from Columbia University.

      - Michael Bennett (since May, 2002). Mr. Bennett is a Managing Director of Lazard Freres. He joined Lazard in 1992. Before joining Lazard he was an international equity analyst with General Electric Investment Corporation. Mr. Bennett is a Certified Public Accountant, has an MBA from the University of Chicago's Graduate School of Business and a BS from New York University.
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      -     Gabrielle Boyle (since May, 2003). Ms. Bennett is a Managing
            Director of Lazard Freres and a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. He joined Lazard in 1993. Before joining Lazard, she was employed by Royal Insurance Asset Management. Ms. Boyle earned a BA (Honors) in Economics and History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin.

      - Michael Powers (since July, 2001). Mr. Powers is a Director of Lazard Freres and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Before joining Lazard he was vice president of Chemco Technologies. He received an MBA from Long Island University and a BA from Brown University.

MIT.SUP 120803

                THE DATE OF THIS SUPPLEMENT IS DECEMBER 8, 2003